EARNINGS PER COMMON SHARE (Tables)	3 Months Ended
Mar. 31, 2012
EARNINGS PER COMMON SHARE
Schedule of reconciliation of numerators and denominators of our basic and diluted earnings (loss) per common share

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2012
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$57	411,373	$0.14
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	73,500	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$63	484,873	$0.13

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2011
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$80	486,902	$0.16
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	78,279	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$86	565,181	$0.15